Income Taxes - Reconciliation of Unrecognized Tax Benefits (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Balance at beginning of period	$ 36,353	$ 34,106	$ 40,613
Increases based on tax positions taken in the current year	2,328	4,720	3,479
Increases based on tax positions taken in prior years	7,741	4,710	3,195
Decreases based on tax positions taken in prior years	(5,090)	(2,836)	(863)
Decreases due to lapse of applicable statute of limitation	(310)	(4,347)	(12,318)
Balance at end of period	$ 41,022	$ 36,353	$ 34,106